Princeton Everest Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2022

Investments	Geographic Region			Shares	Cost	Fair Value	% of Net Assets		Unrealized Appreciation / (Depreciation) from Investments
PRIVATE FUNDS (f)(g) - 70.2%
Apollo Hybrid Value Fund, L.P. (a)(i)	Americas				$ 18,784,204	$ 20,111,354	16.8%		$ 1,327,150
Bain Capital Special Situations Asia, L.P. (a)(i)	Asia				4,184,190	4,854,167	4.0		669,977
Blackstone Partners VII LP (a)	Americas				1,478,414	1,675,562	1.4		197,148
Bridge Debt Strategies Fund II LP (a)(i)	Americas				923,905	878,030	0.7		(45,875)
Carlyle Direct Alternative Opportunities Fund II (a)(i)	Americas				1,907,751	1,759,643	1.5		(148,108)
Carlyle Partners VIII, L.P. (a)(i)	Americas				1,530,014	1,464,140	1.2		(65,874)
Ellington Private Opportunities Partners II LP (a)(d)	Americas				1,294,700	5,582,559	4.7		4,287,859
Ellington Private Opportunities Partners III LP (a)	Americas				1,992,000	1,988,853	1.6		(3,147)
EPO Onshore Partners LP (a)(b)	Americas				-	120,445	0.1		120,445
Guggenheim Private Debt Fund 2.0, LLC (a)	Americas				1,615,311	948,081	0.8		(667,230)
KKR Americas Fund XII L.P. (a)	Americas				1,753,867	2,365,385	2.0		611,518
KKR Asian Fund III L.P. (a)	Asia				2,610,704	3,317,073	2.8		706,369
KKR European Fund V (a)	Europe				2,731,418	2,647,881	2.2		(83,537)
KKR Indigo Equity Partners (a)	Americas				1,932,436	1,924,752	1.6		(7,684)
KKR North America Fund XI L.P. (a)	Americas				5,639,274	3,667,798	3.0		(1,971,476)
KKR North America Fund XIII L.P. (a)	Americas				1,127,192	1,103,856	0.9		(23,336)
Mount Yale Private Equity Fund, LP (a)(c)(i)	Americas				10,190	181,795	0.2		171,605
Nuveen Churchill Direct Lending Corp. (a)(i)	Americas				3,363,244	3,359,358	2.8		(3,886)
Silver Lake Alpine II, L.P. (a)(i)	Americas				1,874,181	1,839,597	1.5		(34,584)
TPG Healthcare Partners, L.P. (a)	Americas				3,715,246	4,344,350	3.6		629,104
TPG Partners VIII, L.P. (a)	Americas				5,273,307	7,571,063	6.3		2,297,756
Warburg Pincus Global Growth, L.P. (a)	Global				8,972,500	11,656,380	9.7		2,683,880
Warburg Pincus Global Growth 14, L.P. (a)	Global				750,000	975,544	0.8		225,544
TOTAL PRIVATE FUNDS					$ 73,464,048	$ 84,337,666	70.2%		$ 10,873,618

MUTUAL FUNDS - 14.8%
OPEN END FUNDS - 14.8%
Credit Suisse Floating Rate High Income Fund Institutional Class	Americas			960,396	6,195,840	5,925,645	4.9%		(270,195)
Deer Park Total Return Credit Fund - Class I (c)	Americas			655,919	6,550,012	5,903,273	4.9		(646,739)
PIMCO Real Return Fund - Institutional Class	Americas			2	21	18	0.0	(h)	(3)
Princeton Premium Fund - Class I (c)	Americas			495,970	5,967,866	5,936,759	5.0		(31,107)
TOTAL MUTUAL FUNDS					$ 18,713,739	$ 17,765,695	14.8%		$ (948,044)

U.S. GOVERNMENT & AGENCIES - 9.9%
U.S. TREASURY BILLS - 9.9%		Principal Amount	Coupon Rate (%)	Maturity
United States Treasury Bill (j)	Americas	$ 6,000,000	0.00%	3/9/2023	5,953,463	5,954,034	5.0%		571
United States Treasury Bill (j)	Americas	$ 6,000,000	0.00%	3/16/2023	5,948,262	5,950,242	4.9		1,980
					$ 11,901,725	$ 11,904,276	9.9%		$ 2,551

SHORT TERM INVESTMENT - 5.8%
First American Government Obligations Fund - Class X 4.08% (e)				6,893,640	$ 6,893,640	$ 6,893,640	5.8%
TOTAL SHORT TERM INVESTMENT					$ 6,893,640	$ 6,893,640	5.8%

TOTAL INVESTMENTS - 100.7% (Cost - $110,973,152)						$ 120,901,277
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%						(806,825)
NET ASSETS - 100.0%						$ 120,094,452

(a)	Securities are restricted to resale.
(b)	The Fund's investment in EPO Onshore Partners LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Fund (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund (B) LP, a Cayman Islands exempted limited partnership.

(c)	Affiliated fund.
(d)	The Fund’s investment in Ellington Private Opportunities Partners II LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Funds II (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund II (B) LP, a Cayman Islands exempted limited partnership.
(e)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2022.
(f)	All of the investment is a holding of Princeton Private Investments Holdings, LLC, a wholly-owned subsidiary of the Fund. See Note 2.
(g)	The Fund is not able to obtain complete underlying investment holdings details on each of the Underlying Funds to determine if the Fund's proportional, aggregated, indirect share of any investments held by the Fund exceeds 5% of net assets of the Fund as of December 31, 2022
(h)	Percentage rounds to less than 0.1%.
(i)	The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.
(j)	Zero coupon bond.